Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.), and are set forth below.

(€ million)	% interest	2023	2022	2021
EUROAPI(a)	29.8	162	392	—
Infraserv GmbH & Co. Höchst KG(b)	31.2	90	97	80
MSP Vaccine Company(c)	50.0	96	104	88
Other investments	—	76	84	82
Total		424	677	250
(a)     Following the distribution in kind and the acquisition of an equity interest by EPIC Bpifrance, Sanofi holds an equity interest in EUROAPI accounted for using the equity method in accordance with IAS 28 (see Note D.2.). As of December 31, 2023, an impairment loss of €231 million was recognized on the equity-accounted investment in EUROAPI in view of the fall in the share price since March 2023. The amount of the loss was determined on the basis of the share price as of December 31, 2023 (€5.73).
(b)    Joint venture.
(c)    Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.
The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2023		2022		2021
(€ million)	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method(a)	101	(216)	74	(6)	26	13
Share of other comprehensive income from investments accounted for using the equity method	(7)	8	(2)	(3)	(6)	—
Total	94	(208)	72	(9)	20	13
(a)    An impairment loss of €231 million was recognized on the equity-accounted interest in EUROAPI as of December 31, 2023, to reflect the fall in the share price since March 2023. The amount of the loss was determined on the basis of the quoted market price as of December 31, 2023 (€5.73).

The financial statements include arm’s length transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2023	2022	(a)	2021
Sales	157	131		70
Royalties and other income	63	81		66
Accounts receivable and other receivables(b)	249	330		269
Purchases and other expenses (including research expenses)	642	477		178
Accounts payable and other payables	71	132		28
(a)    In 2022, these items include Sanofi's transactions with EUROAPI from May 10, 2022 (see Note D.2.).
(b) Includes loans to joint ventures and associates.

There were no funding commitments to associates and joint ventures as of December 31, 2023, December 31, 2022 or December 31, 2021.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.